                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                         PROSPECTUS DATED MAY 1, 2010

                      UNIVERSAL SELECT ANNUITY PROSPECTUS

 Group and Individual Annuity Contracts Issued by Metlife Insurance Company of
                                  Connecticut

This supplement updates information contained in the prospectus dated May 1, 2010. Please write or call MetLife Insurance Company of Connecticut, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number
(800) 842-9406, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

The prospectus describes individual and group Universal Select Annuity Variable Annuity Contracts ("Contracts") issued by MetLife Insurance Company of Connecticut. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

1. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class 2
  Equity-Income Portfolio -- Initial Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Developing Markets Securities Fund
  Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable All Cap Value Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A
  Janus Forty Portfolio -- Class A
  JP Morgan Small Cap Value Portfolio -- Class A
  Loomis Sayles Global Markets Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Aggressive Strategy Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class A
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  Barclays Aggregate Bond Index Portfolio -- Class A
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Diversified Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class A
  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio -- Class B MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation Portfolio -- Class B MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  MSCI EAFE(R) Index Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A

Certain Funding Options have been subject to a change. See Appendix.

2. SEPARATE ACCOUNT CHARGE

We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A of the Met Investors Series Trust.

3. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE
INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. Certain portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                 MINIMUM   MAXIMUM
                                                                               --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)...........   0.28%     1.60%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
UNDERLYING FUND                         FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
---------------                      ---------- ------------ -------- ------------------ --------- --------------- ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service
   Class 2..........................    0.56%       0.25%      0.08%          --           0.89%          --         0.89%
 Equity-Income Portfolio -- Initial
   Class............................    0.46%         --       0.10%          --           0.56%          --         0.56%
 Mid Cap Portfolio -- Service
   Class 2..........................    0.56%       0.25%      0.09%          --           0.90%          --         0.90%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth
   Securities Fund+.................    0.51%       0.25%      0.29%          --           1.05%          --         1.05%
 Templeton Developing Markets
   Securities Fund..................    1.10%       0.25%      0.25%          --           1.60%          --         1.60%
 Templeton Foreign Securities
   Fund.............................    0.64%       0.25%      0.15%          --           1.04%          --         1.04%
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Overseas Portfolio.................    0.44%       0.25%      0.05%          --           0.74%          --         0.74%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class I......    0.75%         --       0.06%          --           0.81%        0.00%        0.81%
 ClearBridge Variable All Cap
   Value Portfolio -- Class I.......    0.75%         --       0.06%          --           0.81%        0.00%        0.81%
 ClearBridge Variable Appreciation
   Portfolio -- Class I.............    0.71%         --       0.05%          --           0.76%        0.00%        0.76%
 ClearBridge Variable Large Cap
   Growth Portfolio -- Class I......    0.75%         --       0.13%          --           0.88%        0.00%        0.88%

                                                DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
UNDERLYING FUND                         FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
---------------                      ---------- ------------ -------- ------------------ --------- --------------- ---------
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I.......    0.65%         --       0.09%           --          0.74%        0.00%        0.74%
 ClearBridge Variable Small Cap
   Growth Portfolio -- Class I......    0.75%         --       0.11%           --          0.86%        0.00%        0.86%
 Legg Mason Investment Counsel
   Variable Social Awareness
   Portfolio........................    0.71%         --       0.22%           --          0.93%        0.00%        0.93%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio --
   Class A..........................    0.60%         --       0.05%         0.01%         0.66%          --         0.66%
 BlackRock Large Cap Core
   Portfolio -- Class E.............    0.59%       0.15%      0.05%           --          0.79%        0.01%        0.78%
 Clarion Global Real Estate
   Portfolio -- Class A.............    0.60%         --       0.06%           --          0.66%          --         0.66%
 Harris Oakmark International
   Portfolio -- Class A.............    0.77%         --       0.06%           --          0.83%        0.02%        0.81%
 Invesco Comstock Portfolio --
   Class B..........................    0.57%       0.25%      0.03%           --          0.85%        0.02%        0.83%
 Invesco Small Cap Growth
   Portfolio -- Class A.............    0.85%         --       0.02%           --          0.87%        0.01%        0.86%
 Janus Forty Portfolio -- Class A...    0.63%         --       0.03%           --          0.66%        0.01%        0.65%
 JPMorgan Small Cap Value
   Portfolio -- Class A.............    0.78%         --       0.06%           --          0.84%        0.09%        0.75%
 Loomis Sayles Global Markets
   Portfolio -- Class A.............    0.70%         --       0.09%           --          0.79%          --         0.79%
 Lord Abbett Bond Debenture
   Portfolio -- Class A.............    0.51%         --       0.03%           --          0.54%          --         0.54%
 MetLife Aggressive Strategy
   Portfolio -- Class B.............    0.09%       0.25%      0.01%         0.72%         1.07%          --         1.07%
 Oppenheimer Global Equity
   Portfolio -- Class A.............    0.67%         --       0.09%           --          0.76%        0.02%        0.74%
 PIMCO Inflation Protected Bond
   Portfolio -- Class A.............    0.47%         --       0.11%           --          0.58%          --         0.58%
 PIMCO Total Return Portfolio --
   Class B..........................    0.48%       0.25%      0.03%           --          0.76%          --         0.76%
 Pioneer Fund Portfolio --
   Class A..........................    0.64%         --       0.04%           --          0.68%        0.03%        0.65%
 Pioneer Strategic Income Portfolio
   -- Class A.......................    0.57%         --       0.06%           --          0.63%          --         0.63%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B.............    0.57%       0.25%      0.02%           --          0.84%          --         0.84%
 Third Avenue Small Cap Value
   Portfolio -- Class B.............    0.74%       0.25%      0.03%           --          1.02%        0.01%        1.01%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index
   Portfolio -- Class A.............    0.25%         --       0.04%           --          0.29%        0.01%        0.28%
 BlackRock Bond Income Portfolio
   -- Class A.......................    0.32%         --       0.04%           --          0.36%        0.00%        0.36%
 BlackRock Capital Appreciation
   Portfolio -- Class A.............    0.70%         --       0.03%           --          0.73%        0.01%        0.72%

                                                DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
UNDERLYING FUND                         FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
---------------                      ---------- ------------ -------- ------------------ --------- --------------- ---------
 BlackRock Diversified Portfolio --
   Class A..........................    0.46%         --       0.07%           --          0.53%          --         0.53%
 BlackRock Money Market
   Portfolio -- Class A.............    0.33%         --       0.02%           --          0.35%        0.01%        0.34%
 Frontier Mid Cap Growth Portfolio
   -- Class D.......................    0.73%       0.10%      0.05%           --          0.88%        0.02%        0.86%
 Jennison Growth Portfolio --
   Class A..........................    0.61%         --       0.03%           --          0.64%        0.07%        0.57%
 MetLife Conservative Allocation
   Portfolio -- Class B.............    0.09%       0.25%      0.02%         0.54%         0.90%        0.01%        0.89%
 MetLife Conservative to Moderate
   Allocation Portfolio --
   Class B..........................    0.07%       0.25%      0.01%         0.58%         0.91%        0.00%        0.91%
 MetLife Moderate Allocation
   Portfolio -- Class B.............    0.06%       0.25%        --          0.63%         0.94%        0.00%        0.94%
 MetLife Moderate to Aggressive
   Allocation Portfolio --
   Class B..........................    0.06%       0.25%      0.01%         0.67%         0.99%        0.00%        0.99%
 MetLife Stock Index Portfolio --
   Class A..........................    0.25%         --       0.03%           --          0.28%        0.01%        0.27%
 MFS(R) Total Return Portfolio --
   Class F..........................    0.55%       0.20%      0.05%           --          0.80%          --         0.80%
 MFS(R) Value Portfolio --
   Class A..........................    0.70%         --       0.03%           --          0.73%        0.13%        0.60%
 MSCI EAFE(R) Index Portfolio --
   Class A..........................    0.30%         --       0.11%         0.01%         0.42%        0.00%        0.42%
 Neuberger Berman Genesis
   Portfolio -- Class A.............    0.82%         --       0.04%           --          0.86%        0.01%        0.85%
 Russell 2000(R) Index Portfolio --
   Class A..........................    0.25%         --       0.08%         0.09%         0.42%        0.00%        0.42%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B+............    0.60%       0.25%      0.04%           --          0.89%        0.01%        0.88%
 T. Rowe Price Small Cap Growth
   Portfolio -- Class B.............    0.49%       0.25%      0.06%           --          0.80%          --         0.80%
 Western Asset Management U.S.
   Government Portfolio --
   Class A..........................    0.47%         --       0.03%           --          0.50%        0.02%        0.48%

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

4. FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

                                                  INVESTMENT                            INVESTMENT
          FUNDING OPTION                           OBJECTIVE                         ADVISER/SUBADVISER
------------------------------------ -------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.  Fidelity Management & Research
   Class 2                                                                  Company
                                                                            Subadviser: FMR Co., Inc.
 Equity-Income Portfolio -- Initial  Seeks reasonable income. The fund      Fidelity Management & Research
   Class                             will also consider the potential for   Company
                                     capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R) Index.
 Mid Cap Portfolio -- Service        Seeks long-term growth of capital.     Fidelity Management & Research
   Class 2                                                                  Company
                                                                            Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth       Seeks long-term capital growth.        Franklin Advisers, Inc.
   Securities Fund+
 Templeton Developing Markets        Seeks long-term capital appreciation.  Templeton Asset Management Ltd.
   Securities Fund
 Templeton Foreign Securities        Seeks long-term capital growth.        Templeton Investment Counsel, LLC
   Fund
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Overseas Portfolio                  Seeks long-term growth of capital.     Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 ClearBridge Variable Aggressive     Seeks capital appreciation.            Legg Mason Partners Fund Advisor,
   Growth Portfolio -- Class I                                              LLC
                                                                            Subadviser: ClearBridge Investments,
                                                                            LLC
 ClearBridge Variable All Cap        Seeks long-term capital growth.        Legg Mason Partners Fund Advisor,
   Value Portfolio -- Class I        Current income is a secondary          LLC
                                     consideration.                         Subadviser: ClearBridge Investments,
                                                                            LLC
 ClearBridge Variable                Seeks long-term appreciation of        Legg Mason Partners Fund Advisor,
   Appreciation Portfolio --         capital.                               LLC
   Class I                                                                  Subadviser: ClearBridge Investments,
                                                                            LLC
 ClearBridge Variable Large Cap      Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Growth Portfolio -- Class I                                              LLC
                                                                            Subadviser: ClearBridge Investments,
                                                                            LLC

                                                 INVESTMENT                             INVESTMENT
         FUNDING OPTION                           OBJECTIVE                          ADVISER/SUBADVISER
---------------------------------- ---------------------------------------- -------------------------------------
 ClearBridge Variable Large Cap    Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
   Value Portfolio -- Class I      Current income is a secondary            LLC
                                   objective.                               Subadviser: ClearBridge Investments,
                                                                            LLC
 ClearBridge Variable Small Cap    Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
   Growth Portfolio -- Class I                                              LLC
                                                                            Subadviser: ClearBridge Investments,
                                                                            LLC
 Legg Mason Investment Counsel     Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
   Variable Social Awareness       retention of net investment income.      LLC
   Portfolio                                                                Subadviser: Legg Mason Investment
                                                                            Counsel, LLC
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio    Seeks to maximize total return,          MetLife Advisers, LLC
   -- Class A                      consistent with income generation        Subadviser: BlackRock Financial
                                   and prudent investment management.       Management, Inc.
 BlackRock Large Cap Core          Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class E                                                     Subadviser: BlackRock Advisors, LLC
 Clarion Global Real Estate        Seeks total return through investment    MetLife Advisers, LLC
   Portfolio -- Class A            in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                   both capital appreciation and current    LLC
                                   income.
 Harris Oakmark International      Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio --     Seeks capital growth and income.         MetLife Advisers, LLC
   Class B                                                                  Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth          Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: Invesco Advisers, Inc.
 Janus Forty Portfolio -- Class A  Seeks capital appreciation.              MetLife Advisers, LLC
                                                                            Subadviser: Janus Capital
                                                                            Management LLC
 JPMorgan Small Cap Value          Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: J.P. Morgan Investment
                                                                            Management Inc.
 Loomis Sayles Global Markets      Seeks high total investment return       MetLife Advisers, LLC
   Portfolio -- Class A            through a combination of capital         Subadviser: Loomis, Sayles &
                                   appreciation and income.                 Company, L.P.
 Lord Abbett Bond Debenture        Seeks high current income and the        MetLife Advisers, LLC
   Portfolio -- Class A            opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
 MetLife Aggressive Strategy       Seeks growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class B
 Oppenheimer Global Equity         Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond    Seeks maximum real return,               MetLife Advisers, LLC
   Portfolio -- Class A            consistent with preservation of capital  Subadviser: Pacific Investment
                                   and prudent investment management.       Management Company LLC
 PIMCO Total Return Portfolio --   Seeks maximum total return,              MetLife Advisers, LLC
   Class B                         consistent with the preservation of      Subadviser: Pacific Investment
                                   capital and prudent investment           Management Company LLC
                                   management.

                                                  INVESTMENT                             INVESTMENT
          FUNDING OPTION                          OBJECTIVE                          ADVISER/SUBADVISER
----------------------------------- --------------------------------------- --------------------------------------
 Pioneer Fund Portfolio --          Seeks reasonable income and capital     MetLife Advisers, LLC
   Class A                          growth.                                 Subadviser: Pioneer Investment
                                                                            Management, Inc.
 Pioneer Strategic Income           Seeks a high level of current income.   MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: Pioneer Investment
                                                                            Management, Inc.
 T. Rowe Price Large Cap Value      Seeks long-term capital appreciation    MetLife Advisers, LLC
   Portfolio -- Class B             by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                    believed to be undervalued. Income      Inc.
                                    is a secondary objective.
 Third Avenue Small Cap Value       Seeks long-term capital appreciation.   MetLife Advisers, LLC
   Portfolio -- Class B                                                     Subadviser: Third Avenue
                                                                            Management LLC
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index      Seeks to track the performance of the   MetLife Advisers, LLC
   Portfolio -- Class A             Barclays U.S. Aggregate Bond Index.     Subadviser: MetLife Investment
                                                                            Management, LLC
 BlackRock Bond Income              Seeks a competitive total return        MetLife Advisers, LLC
   Portfolio -- Class A             primarily from investing in fixed-      Subadviser: BlackRock Advisors, LLC
                                    income securities.
 BlackRock Capital Appreciation     Seeks long-term growth of capital.      MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: BlackRock Advisors, LLC
 BlackRock Diversified Portfolio    Seeks high total return while           MetLife Advisers, LLC
   -- Class A                       attempting to limit investment risk     Subadviser: BlackRock Advisors, LLC
                                    and preserve capital.
 BlackRock Money Market             Seeks a high level of current income    MetLife Advisers, LLC
   Portfolio -- Class A             consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                    capital.
 Frontier Mid Cap Growth            Seeks maximum capital appreciation.     MetLife Advisers, LLC
   Portfolio -- Class D                                                     Subadviser: Frontier Capital
                                                                            Management Company, LLC
 Jennison Growth Portfolio --       Seeks long-term growth of capital.      MetLife Advisers, LLC
   Class A                                                                  Subadviser: Jennison Associates LLC
 MetLife Conservative Allocation    Seeks a high level of current income,   MetLife Advisers, LLC
   Portfolio -- Class B             with growth of capital as a secondary
                                    objective.
 MetLife Conservative to            Seeks high total return in the form of  MetLife Advisers, LLC
   Moderate Allocation Portfolio    income and growth of capital, with a
   -- Class B                       greater emphasis on income.
 MetLife Moderate Allocation        Seeks a balance between a high level    MetLife Advisers, LLC
   Portfolio -- Class B             of current income and growth of
                                    capital, with a greater emphasis on
                                    growth of capital.
 MetLife Moderate to Aggressive     Seeks growth of capital.                MetLife Advisers, LLC
   Allocation Portfolio -- Class B
 MetLife Stock Index Portfolio --   Seeks to track the performance of the   MetLife Advisers, LLC
   Class A                          Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                    Stock Price Index.                      Management, LLC
 MFS(R) Total Return Portfolio --   Seeks a favorable total return through  MetLife Advisers, LLC
   Class F                          investment in a diversified portfolio.  Subadviser: Massachusetts Financial
                                                                            Services Company

                                                   INVESTMENT                              INVESTMENT
          FUNDING OPTION                            OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
 MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.              MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
 MSCI EAFE(R) Index Portfolio --     Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                           MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                              Management, LLC
 Neuberger Berman Genesis            Seeks high total return, consisting      MetLife Advisers, LLC
   Portfolio -- Class A              principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                              Management LLC
 Russell 2000(R) Index Portfolio --  Seeks to track the performance of the    MetLife Advisers, LLC
   Class A                           Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                              Management, LLC
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital        MetLife Advisers, LLC
   Portfolio -- Class B+             and, secondarily, dividend income.       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.          MetLife Advisers, LLC
   Portfolio -- Class B                                                       Subadviser: T. Rowe Price Associates,
                                                                              Inc.
 Western Asset Management U.S.       Seeks to maximize total return           MetLife Advisers, LLC Subadviser:
   Government Portfolio --           consistent with preservation of capital  Western Asset Management Company
   Class A                           and maintenance of liquidity.

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.

5. OWNERSHIP PROVISIONS

      Add the following:

       ABANDONED PROPERTY REQUIREMENTS

       Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search. We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-233-3591 to make such changes.

6. MARKET TIMING/EXCESSIVE TRADING

       Delete this section and replace with the following:

       RESTRICTIONS ON TRANSFERS

       RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving, arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

       We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e. BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JP Morgan Small Cap Value Portfolio, Janus Aspen
       Series Overseas Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer
       Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Franklin Small Mid-Cap Growth Securities Fund, Russell 2000(R) Index Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

       WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

       Our policies and procedures may result in transfer restrictions being applied deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

       Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

       The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision on monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological system, as well as Our ability to predict strategies employed by Contract Owners to Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owner and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

       The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfers policies and procedures of the Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

       In addition, Contract Owners and other persons with interest in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

       In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

       RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.

7. THE ANNUITY PERIOD -- THE MATURITY DATE

       Add the following new paragraphs:

       GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Maturity Date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years from Contract issue, You must make an election if You would like to extend Your Maturity Date to the latest date permitted (subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and Our current established administrative procedures). If You elect to extend Your Maturity Date to the latest date permitted, and that date is reached, Your Contract must be annuitized (see "Payment Options"), or You must make a complete withdrawal of Your Account Value.

       If You annuitize at the latest date permitted, You must elect one of the following options:

       1) Annuitize the Account Value under the Contract's annuity provisions.

       2) Elect to receive the AWB under the GMWB rider paid each year until the RBB is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RBB to zero.

       If You do not select an Annuity Option or elect to receive payments under the GMWB rider, We will annuitize Your Contract under the Life Annuity with 120 Monthly Payment Assured. However, if We do, We will adjust Your annuity payment or the Annuity Option, if necessary, so Your aggregate annuity payments will not be less than what You would have received under the GMWB rider.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERNCE.

                    1300 Hall Boulevard       Telephone:
                    Bloomfield, CT 06002-2910 (800) 842-9406

                                   APPENDIX

             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a name change or merger. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES

              FORMER NAME                             NEW NAME
 -------------------------------------  -------------------------------------
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
   Dreman Small Cap Value Portfolio --    JP Morgan Small Cap Value Portfolio
    Class A                                -- Class A
   Lazard Mid Cap Portfolio -- Class A    MLA Mid Cap Portfolio -- Class A
   Van Kampen Comstock Portfolio --       Invesco Comstock Portfolio -- Class
    Class B                                B
 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
   BlackRock Aggressive Growth            Frontier Mid Cap Growth Portfolio
    Portfolio -- Class D                   -- Class D
   Barclays Captial Aggregate Bond        Barclays Aggregate Bond Index
    Index Portfolio -- Class A             Portfolio -- Class A
   BlackRock Legacy Large Cap Growth      BlackRock Capital Appreciation
    Portfolio -- Class A                   Portfolio -- Class A
 LEGG MASON PARTNERS VARIABLE EQUITY    LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST                                  TRUST
   Legg Mason ClearBridge Variable        ClearBridge Variable Aggressive
    Aggressive
   Growth Portfolio -- Class I            Growth Portfolio -- Class I
   Legg Mason ClearBridge Variable        ClearBridge Variable All Cap Value
    Fundamental All Cap Value              Portfolio -- Class I
    Portfolio -- Class I
   Legg Mason ClearBridge Variable        ClearBridge Variable Appreciation
    Appreciation Portfolio -- Class I      Portfolio -- Class I
   Legg Mason ClearBridge Variable        ClearBridge Variable Large Cap
    Large Cap Growth Portfolio --          Growth Portfolio -- Class I
    Class I
   Legg Mason ClearBridge Variable        ClearBridge Variable Large Cap
    Large Cap Value Portfolio -- Class     Value Portfolio -- Class I
    I
   Legg Mason ClearBridge Variable        ClearBridge Variable Small Cap
    Small Cap Growth Portfolio --          Value Portfolio -- Class I
    Class I

UNDERLYING FUND MERGER

The former Underlying Fund was merged with and into the new Underlying Fund.

        FORMER UNDERLYING FUND                   NEW UNDERLYING FUND
 -------------------------------------  -------------------------------------
 MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
   MLA Mid Cap Portfolio -- Class A       Neuberger Berman Genesis Portfolio
                                           -- Class A
 METROPOLITAN SERIES FUND               MET INVESTORS SERIES TRUST
   Oppenheimer Global Equity Portfolio    Oppenheimer Global Equity Portfolio
    -- Class A                             -- Class A